CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	$ 3,221	$ (29,290)	$ (24,609)
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation	880	946	887
Loss from disposal of property and equipment	29	0	0
Changes in accrued liability for employee rights upon retirement	(32)	21	38
Share-based compensation expenses	687	1,217	2,552
Net changes in operating leases	14	71	5
Changes in fair value of marketable securities	(125)	138	65
Finance expenses, net	55	12	50
Changes in operating asset and liabilities:
Receivables from collaborative arrangements	(10,912)	1,967	(4,120)
Prepaid expenses and other current assets	274	219	1,694
Accounts payable, accrued expenses and other	5,620	(542)	938
Long term receivables from collaborative arrangements	(7,402)	0	0
Net cash used in operating activities	(7,691)	(25,241)	(22,500)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(143)	(449)	(597)
Bank deposits	(48)	(21,400)	1,000
Restricted long-term deposits	(5)	(21)	(10)
Investments in marketable securities	(6,716)	(32,322)	(38,702)
Proceeds from sales and maturity of marketable securities	26,784	51,498	54,333
Net cash provided by (used in) investing activities	19,872	(2,694)	16,024
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares through ATM, net of issuance costs	505	0	0
Proceeds from exercise of options granted to employees	332	151	0
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	0	21,306	10,613
Net proceeds from issuance of shares and warrants to the controlling shareholder through private placement	0	5,000	0
Net cash provided by financing activities	837	26,457	10,613
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(55)	(12)	(50)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,963	(1,490)	4,087
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance	8,272	9,762	5,675
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	21,235	8,272	9,762
Cash and Cash equivalents	20,085	7,122	9,412
Restricted cash	1,150	1,150	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	21,235	8,272	9,762
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	253	378	1,329
SUPPLEMENTARY INFORMATION:
Income taxes paid	34	7	0
Interest received	$ 774	$ 770	$ 1,600